Mar. 01, 2018
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND

American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement AC Alternatives® Income Fund
Supplement dated August 1, 2018 ■ Summary Prospectus and Prospectus dated March 1, 2018 (as revised June 1, 2018)

Effective August 1, 2018, Bain Capital Credit, LP ("BCC") is replaced by BCSF Advisors, LP ("BCSF"), a subsidiary of BCC, as a subadvisor to the AC Alternatives Income Fund. Accordingly, all references in the summary prospectus and prospectus to "Bain Capital Credit, LP" or "Bain Capital Credit" are hereby replaced with "BCSF Advisors, LP" and "BCSF Advisors", respectively.